Financial liabilities	12 Months Ended
Dec. 31, 2018
Financial liabilities.
Financial liabilities

Note 26 Financial liabilities

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Liabilities to financial institutions and similar liabilities	28,069	10,546	10,449
Other interest-bearing liabilities	237	759	583
Total interest-bearing financial liabilities	28,306	11,305	11,032

Accounts payable	3,004	1,937	3,202
Other non-interest-bearing liabilities	692	1,405	1,172
Total non-interest-bearing financial liabilities	3,696	3,342	4,374
TOTAL FINANCIAL LIABILITIES	32,002	14,647	15,406

Financial risk management and financial instruments are presented in Note 2.

Financial liabilities fall due for payment according to below.

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
	Nominal	Recorded	Nominal	Recorded	Nominal	Recorded
	value	value	value	value	value	value
Within 3 months	9,950	9,952	3,096	3,096	4,828	4,703
Within 3 - 12 months	280	280	969	969	2,925	2,925
Within 1 - 2 years	2,023	2,023	1,986	1,986	42	42
Within 2 - 3 years	3,384	3,384	294	294	1,624	1,624
Within 3 - 4 years	2,588	2,588	3,401	3,401	271	271
Within 4 - 5 years	1,959	1,959	2,577	2,577	3,328	3,328
Within 5 - 10 years	11,788	11,796	2,273	2,272	2,456	2,456
Within 10 - 15 years	23	20	318	52	356	57
Total financial liabilities	31,995	32,002	14,914	14,647	15,830	15,406

Interest-bearing financial liabilities

Interest-bearing financial liabilities fall due for payments as follows:

	Within 1	Within 1 -	Within 2 -	Within 3 -	Within 4 -	Within 5 -
	year	2 years	3 years	4 years	5 years	15 years	Total
Variable interest rates(1)	6,471	1,763	2	1,301	376	2,579	12,492
Fixed interest rates	68	257	3,382	1,287	1,584	9,236	15,814
Total interest-bearing liabilities	6,539	2,020	3,384	2,588	1,960	11,815	28,306
(1)	exposed to changes in interest rates over the next 12 months

Liabilities to financial institutions and similar liabilities

			Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
	Interest rate	Maturity	Current	Non-current	Current	Non-current	Current	Non-current
Creditors	terms	date	liabilities	liabilities	liabilities	liabilities	liabilities	liabilities
Bonds EUR	fixed 1.125%	2024	—	5,137	—	—	—	—
Bonds EUR	fixed 2.125%	2028	—	5,147	—	—	—	—
Bonds NOK			—	—	—	—	188	—
Bonds SEK			—	—	—	—	1,389	—
Bonds SEK			—	—	—	—	764	—
Bonds SEK	variable interest rates	2019	500	—	—	500	—	499
Bonds SEK	STIBOR +0.87%	2019	1,000	—	—	1,000	—	999
Bonds SEK	STIBOR +0.51%	2020	—	1,757	—	—	—	—
Bonds SEK	STIBOR +2.45%	2020	—	250	—	250	—	250
Bonds SEK	fixed 1.875%	2021	—	1,000	—	1,000	—	1,000
Bonds SEK	STIBOR +1.65%	2021	—	1,995	—	1,993	—	1,991
Bonds SEK	STIBOR +1.55%	2022	—	1,699	—	1,699	—	999
Bonds SEK	variable interest rates	2022	—	500	—	499	—	499
Bonds SEK	STIBOR +1.45%	2023	—	400	—	399	—	—
Bonds SEK	STIBOR +2%	2023	—	1,195	—	1,194	—	—
Total bonds			1,500	19,080	—	8,534	2,341	6,237
Commercial paper	fixed interest rates	2019	4,491	—	500	—	300	—
European Investment Bank (EIB)	fixed interest rates	2024	—	1,283	—	—	—	—
Nordic Investment Bank (NIB)	fixed interest rates	2021-2024	—	1,324	—	1,273	—	1,235
Syndicated loan facilities	variable interest rates	2023	—	(24)	—	(29)	—	(36)
Development Bank of Kazakhstan(1)	fixed interest rate	2019-2024	—	—	17	229	—	67
Erste Bank	fixed interest rate	2019-2024	60	—	—	—	—	—
Utilized bank overdraft facility	variable interest rates		355	—	22	—	305	—
			6,406	21,663	539	10,007	2,946	7,503
Total liabilities to financial institutions and similar liabilities				28,069		10,546		10,449
(1)	Tele2 Kazakhstan liabilities are per December 31, 2018 reported as discontinued operations. Please refer to Note 36.

As of the date of this report, Tele2 has a credit facility with a syndicate of ten banks. In January 2019, the facility was extended with one year to 2024 and has a remaining one year extension option. The loans can be drawn in several currencies and the interest base is the relevant IBOR for that currency. The facility amounts to EUR 760 million and was unutilized on December 31, 2018 and prepaid upfront fees to be recognized in profit/loss over the remaining contract period amounted to SEK (24) (2017: (29) and 2016: (36)) million. The facility is conditioned by covenant requirements which Tele2 expects to fulfil.

Tele2 AB’s Euro Medium-Term Note (EMTN) Program forms the basis for Tele2’s medium and long term debt issuance in both international and domestic bond markets. The program enables Tele2 to issue bonds and notes up to a total aggregate amount of EUR 5 billion. On December 31, 2018 issued bonds under the program amounted to SEK 20.6 (2017: 8.5 and 2016: 8.4) billion.

Tele2 AB has issued bonds on the Norwegian bond market. During 2017 all Norwegian bonds were due and repaid (NOK 0.2 billion).

Tele2 AB’s established Swedish commercial paper program enables Tele2 to issue commercial papers up to a total amount of SEK 5 billion. Commercial papers can be issued with a tenor up to 12 months under the program. The commercial paper program is a complement to Tele2’s core funding. On December 31, 2018 outstanding commercial papers amounted to SEK 4.5 (2017: 0.5 and 2016: 0.3) billion.

As a further step towards the diversification of Tele2’s funding sources, Tele2 AB has entered into loan agreements with Nordic Investment Bank (NIB) of EUR 130 (2017: 130 and 2016: 130) million and the European Investment Bank (EIB) of EUR 125 (2017: 125 and 2016: 125) million. During 2018 a new loan agreement in an amount of SEK 2 billion was entered into with NIB which in January 2019 replaced the EUR 130 million agreement.

The average interest rate on loans during the year was 2.6 (2017: 2.6 and 2016: 3.0) percent.

Other interest-bearing liabilities

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
	Current	Non-current	Current	Non-current	Current	Non-current
	liabilities	liabilities	liabilities	liabilities	liabilities	liabilities
Earn-out, Kazakhstan	—	—	—	432	—	100
Loan from Kazakhtelecom	—	—	—	26	—	24
Derivatives	113	—	156	—	217	—
Finance leases	2	14	2	15	16	32
Supplier financing, Lithuania license	7	86	7	89	7	93
Equipment financing	—	—	6	2	56	14
Deferred consideration for acquisitions	11	—	13	8	12	12
Incentive program, IoT	—	4	—	3	—	—
	133	104	184	575	308	275
Total other interest-bearing liabilities		237		759		583

Asianet, the former non-controlling shareholder of Tele2 Kazakhstan, has a right to 18 percent of the economic interest in the jointly owned company with Kazakhtelecom in Kazakhstan. The estimated fair value of the deferred consideration amounted on December 31, 2018 to SEK 764 (2017: 432 and 2016: 100) million. The fair value was calculated based on expected future cash flows of the jointly owned company and was in 2018 reclassified to liabilities directly associated with assets classified as held for sale, please refer to Note 36.

Derivatives consist of interest swaps and currency swaps, valued at fair value. The effective part of the swaps was reported in the hedge reserve in other comprehensive income and the ineffective part was reported as interest costs and other financial items, respectively, in the income statement. The Group has derivative contracts which are covered by master netting agreements. That means a right exists to set off assets and liabilities with the same party, which is not reflected in the accounting where gross accounting is applied. For additional information please refer to Note 2.

For information on finance leases, supplier financing and equipment financing please refer to Note 31 and Note 14, respectively.

On December 31, 2016, a liability was reported for estimated deferred consideration to the former owner of TDC, Sweden. The estimated fair value of the deferred consideration amounted at December 31, 2016 to SEK 12 million. The fair value was calculated based on expected future cash flows. In 2017, the deferred consideration was settled. In 2016, a liability was reported for contingent deferred consideration to the former owners of Kombridge, Sweden. In 2018, SEK 12 million of the consideration was settled. The estimated fair value of the deferred consideration amounted on December 31, 2018 to SEK 11 (2017: 21 and 2016: 12) million. The fair value was calculated based on expected future cash flows at which a maximum turnout has been assumed.

At December 31, 2017, a liability was reported for long-term incentive program (IoTP) for Tele2 employees of Tele2’s IoT business (internet-of-things). The estimated fair value of the program amounted on December 31, 2018 to SEK 4 (December 31, 2017: 3) million. The program is built on transferrable synthetic options. The fair value of the program is determined with support from an independent valuation institute. During 2018, Tele2 decided to close down the incentive program for IoTP during 2019 by settlement in cash.

Liabilities attributable to financing activities

		Cash flow	Reclassification	Non-cash changes
		from	for assets					Accrued
	Liabilities	financing	held for sale	Acquisition		Exchange	Fair	interest and		Liabilities
	Dec 31, 2017	activities	(Note 36)	(Note 15)	Reclassification	rate	value	fees	Payment	Dec 31, 2018
Bonds	8,534	8,020	—	4,000	—	13	9	4	—	20,580
Commercial paper	500	3,191	—	800	—	—	—	—	—	4,491
Nordic Investment Bank (NIB)	1,273	(5)	—	—	—	55	—	1	—	1,324
European Investment Bank (EIB)	—	1,289	—	—	—	(6)	—	—	—	1,283
Syndicated loan facilities	(29)	(6,552)	—	6,525	—	—	—	32	—	(24)
Development Bank of Kazakhstan	246	(18)	(220)	—	—	(8)	—	—	—	—
Erste Bank	—	—	—	—	60	—	—	—	—	60
Utilized bank overdraft facility	22	333	—	—	—	—	—	—	—	355
Total liabilities to financial institutions and similar liabilities	10,546	6,258	(220)	11,325	60	54	9	37	—	28,069
Earn-out, Kazakhstan	432	—	(764)	—	—	—	332	—	—	—
Loan from Kazakhtelecom	26	—	(30)	—	—	4	—	—	—	—
Derivatives	156	—	—	—	—	—	(43)	—	—	113
Finance leases	17	(1)	—	—	—	—	—	—	—	16
Deferred consideration for acquisitions	21	(4)	—	—	—	—	2	—	(8)	11
Equipment financing	8	(8)	—	—	—	—	—	—	—	—
Supplier financing, Lithuania license	96	(7)	—	—	—	4	—	—	—	93
Incentive program, IoT	3	—	—	—	—	—	1	—	—	4
Total other interest-bearing liabilities	759	(20)	(794)	—	—	8	292	—	(8)	237
Total interest-bearing financial liabilities	11,305	6,238	(1,014)	11,325	60	62	301	37	(8)	28,306

		Cash flow	Non-cash changes
		from				Accrued
	Liabilities	financing	Divestments			interest and		Liabilities
	Dec 31, 2016	activities	(Note 36)	Exchange rate	Fair value	fees	Payment	Dec 31, 2017

Bonds	8,578	(58)	—	4	—	10	—	8,534
Commercial paper	300	200	—	—	—	—	—	500
Nordic Investment Bank (NIB)	1,235	—	—	37	—	1	—	1,273
Syndicated loan facilities	(36)	(18)	—	—	—	25	—	(29)
Development Bank of Kazakhstan	67	196	—	(17)	—	—	—	246
Utilized bank overdraft facility	305	(283)	—	—	—	—	—	22
					—
Total liabilities to financial institutions and similar liabilities	10,449	37	—	24	—	36	—	10,546
Earn-out, Kazakhstan	100	—	—	—	332	—	—	432
Loan from Kazakhtelecom	24	—	—	(1)	—	3	—	26
Derivatives	217	—	—	—	41	—	(102)	156
Finance leases	48	(14)	(21)	—	—	4	—	17
Deferred consideration for acquisitions	24	—	—	—	5	—	(8)	21
Equipment financing	70	(62)	—	—	—	—	—	8
Supplier financing, Lithuania license	100	(7)	—	3	—	—	—	96
Incentive program, IoT	—	—	—	—	3	—	—	3
Total other interest-bearing liabilities	583	(83)	(21)	2	381	7	(110)	759

Total interest-bearing financial liabilities	11,032	(46)	(21)	26	381	43	(110)	11,305

Other current liabilities

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Liability to Kazakhtelecom	—	608	399
VAT liability	306	396	361
Liability to Net4Mobility, joint operation in Sweden	122	132	115
Liability related to recourse on receivables from Tisak (Note 5)	54	125	135
Liability to Svenska UMTS-nät, joint operation in Sweden	46	54	36
Employee withholding tax	101	54	80
Debt to customers	30	13	13
Debt to content suppliers	23	12	13
Customer deposit	6	6	11
Other	1	5	9
Total current liabilities	689	1,405	1,172